Advances to Suppliers, Net	12 Months Ended
Dec. 31, 2018
Advances to Suppliers, Net [Abstract]
ADVANCES TO SUPPLIERS, NET

NOTE 4 – ADVANCES TO SUPPLIERS, NET

Advances to suppliers include prepayments for raw materials used for production and construction materials for the Company’s construction projects.

	December 31, 2018	December 31, 2017
Raw material prepayments for equipment production	$2,686,314	$916,210
Construction material prepayments	2,776,638	1,037,438
Advances to construction subcontractors	405,203	428,334
	5,868,155	2,381,882
Less: allowances for doubtful accounts	(871,030)	(534,245)
Less: Advances to suppliers, net, related party (Note 15)	(947,557)	-
Advances to suppliers, net, third parties	$4,049,568	$1,847,637

Our suppliers generally require prepayments from us before delivery of goods or service. It usually takes 3 to 6 months for the suppliers to deliver raw material for our equipment production and takes up to 6 to 12 months for the suppliers to deliver the construction materials. The prepayment is necessary to secure the supply in the market or secure a favorable price.